Related Party Transactions (Amounts due from and due to related parties) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Amounts due from related parties:
Due from related party	¥ 156,260	$ 22,506	¥ 124,677
Amounts due to related parties:
Due to related party	18,720	2,696	19,368
CMCC [Member]
Amounts due from related parties:
Due from related party	48,831	7,033	58,295
Amounts due to related parties:
Due to related party	249	36	1,808
Phoenix TV Group [Member]
Amounts due from related parties:
Due from related party	31,509	4,538	20,144
Amounts due to related parties:
Due to related party	17,724	2,553	17,060
Particle [Member]
Amounts due from related parties:
Due from related party	50,337	7,250	0
Other Investees [Member]
Amounts due from related parties:
Due from related party	25,583	3,685	46,238
Others [Member]
Amounts due to related parties:
Due to related party	¥ 747	$ 107	¥ 500